Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2022		$ 2	$ (1,776)	$ (25,755)	$ 635	$ (26,894)
Balance, shares at Mar. 31, 2022	[1]	25,000,000
Net loss				(1,014)		(1,014)
Other comprehensive income, net of tax					(924)	(924)
Net transactions with DIH Cayman			(122)			(122)
Balance at Mar. 31, 2023		$ 2	(1,898)	(26,769)	(289)	(28,954)
Balance, shares at Mar. 31, 2023	[1]	25,000,000
Net loss				(8,443)		(8,443)
Other comprehensive income, net of tax					339	339
Issuance of common stock upon reverse recapitalization		$ 1	4,511			4,512
Issuance of common stock upon reverse recapitalization, shares	[1]	9,544,935
Balance at Mar. 31, 2024		$ 3	$ 2,613	$ (35,212)	$ 50	$ (32,546)
Balance, shares at Mar. 31, 2024	[1]	34,544,935

[1]	All outstanding share and per-share amounts have been restated to reflect the reverse recapitalization as established in the Business Combination Agreement as described in Note 1.